Note 5 - Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Depreciation	$ 900	$ 1,300
Gain (Loss) on Disposition of Property Plant Equipment	$ 0	$ 100